Stock Options (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Black-Scholes-Merton option valuation model assumptions

	2019	2018
Expected Life (Years)	7.00	7.00
Dividend yield	2.93%	1.73%
Interest rate	1.97%	2.68%
Volatility	26.97%	31.65%

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2018	788,977	$25.91
Plus: Options granted	16,500	35.34
Less:
Options exercised	110,938	17.29
Options expired	—	—
Options forfeited	35,951	26.74
Options outstanding at December 31, 2019	658,588	27.55	5.76	$10,219

Options fully vested and exercisable at December 31, 2019	319,085	$22.14	4.38	$6,680

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2019	2018	2017
Weighted average grant date fair value of stock options granted	$7.38	$11.78	$—
Total fair value of stock options vested	$1,333,000	$1,077,000	$1,182,000
Total intrinsic value of stock options exercised	$2,373,000	$2,045,000	$2,595,000

(1) No stock options were granted during the twelve months ended December 31, 2017.